Shortterm and longterm bank loans (Tables)	6 Months Ended
Mar. 31, 2023
Short-term and long-term bank loans
Schedule of short-term and long-term bank loans
	March 31,	September 30,
	2023	2022
	(unaudited)
Short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	$1,820,141	$1,757,223
China Zheshang Bank Co., Ltd.	1,295,940	1,251,142
Bank of Beijing (Yangzhou Branch)	728,056	702,888
Pingan Bank Co., Ltd.	436,835	-
Total short-term bank loans	$4,280,972	$3,711,253
Long-term bank loans	-	-
Long-term bank loan, current portion
WeBank Co., Ltd.	-	$20,009
Long-term bank loan, non-current portion
Xiaoshan Rural Commercial Bank	$436,834	$421,733
Kincheng Bank Co., Ltd.	242,685	-
Total long-term loans	$679,519	$441,742

Total short-term and long-term loans	$4,960,491	$4,152,995

Schedule of secured and unsecured short-term and long-term bank loan
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of March 31, 2023	date	date	in RMB	in USD	rate	Note
Secured short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	May 25, 2022	May 25, 2023	4,500,000	$655,251	3.80%	1
Industrial and Commercial Bank of China (Tahe Branch)	June 24, 2022	June 24, 2023	5,000,000	728,056	4.35%	2
Bank of Beijing (Yangzhou Branch)	December 9, 2022	December 8, 2023	5,000,000	728,056	4.75%	3
China Zheshang Bank Co., Ltd.	May 25, 2022	May 23, 2023	4,000,000	582,445	5.5%	4
China Zheshang Bank Co., Ltd.	June 1, 2022	May 31, 2023	4,900,000	713,495	5.5%	5
Pingan Bank Co., Ltd.	December 7, 2022	December 5, 2023	3,000,000	436,835	6.0%	6
Total secured short-term bank loans			26,400,000	$3,844,138
Unsecured short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	December 7, 2022	June 5, 2023	1,500,000	218,417	4.65%	10
Industrial and Commercial Bank of China (Tahe Branch)	December 8, 2022	June 6, 2023	1,500,000	218,417	4.65%	10
Total unsecured short-term bank loans			29,400,000	$436,834

Total short-term bank loans			55,800,000	$4,280,972

Secured long-term bank loans
Long-term bank loan, non-current portion
Kincheng Bank Co., Ltd.	November 30, 2022	December 2, 2024	1,666,667	242,685	18.00%	7
Xiaoshan Rural Commercial Bank	July 19, 2022	July 17, 2025	3,000,000	436,834	6.31%	8
Total long-term bank loans			4,666,667	$679,519

Total short-term and long-term bank loans			60,466,667	$4,960,491
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of September 30, 2022	date	date	in RMB	in USD	rate	Note
Secured short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	May 25, 2022	May 25, 2023	4,500,000	$632,600	3.80%	1
Industrial and Commercial Bank of China (Tahe Branch)	June 24, 2022	June 24, 2023	5,000,000	702,889	4.35%	2
Bank of Beijing (Yangzhou Branch)	December 21, 2021	December 20, 2022	5,000,000	702,888	4.75%	3
China Zheshang Bank Co., Ltd.	May 25, 2022	May 23, 2023	4,000,000	562,311	5.5%	4
China Zheshang Bank Co., Ltd.	June 1, 2022	May 31, 2023	4,900,000	688,831	5.5%	5
Total secured short-term bank loans			23,400,000	$3,289,519

Unsecured short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	December 14, 2021	December 9, 2022	1,500,000	$210,867	3.85%
Industrial and Commercial Bank of China (Tahe Branch)	December 15, 2021	December 10, 2022	1,500,000	210,867	3.85%
Total unsecured short-term bank loans			3,000,000	$421,734

Total short-term bank loans			26,400,000	$3,711,253

Secured long-term bank loans
Long-term bank loan, current portion
WeBank Co., Ltd.	October 9, 2020	October 9, 2022	142,331	$20,009	10.26%	9
Long-term bank loan, non-current portion
Xiaoshan Rural Commercial Bank	July 19, 2022	July 17, 2025	3,000,000	421,733	6.31%	8
Total long-term bank loans			3,142,331	$441,742

Total short-term and long-term bank loans			29,542,331	$4,152,995